Investment Portfolioas of May 31, 2025 (Unaudited)
DWS CROCI® International Fund
	Shares	Value ($)

Common Stocks 96.9%
Australia 2.2%
BHP Group Ltd. (Cost $11,307,300)	420,245	10,361,538
Austria 1.4%
Verbund AG (a) (Cost $6,143,861)	84,521	6,597,895
Belgium 0.3%
Anheuser-Busch InBev SA (Cost $1,089,924)	17,169	1,209,441
Denmark 1.1%
Danske Bank A/S (Cost $3,805,032)	132,551	5,067,728
Finland 1.7%
Fortum Oyj	133,265	2,299,999
Nokia Oyj	601,623	3,125,925
Nordea Bank Abp	174,711	2,530,380
(Cost $6,493,883)		7,956,304
France 11.1%
BNP Paribas SA	84,286	7,382,495
Credit Agricole SA (a)	339,402	6,206,449
Pernod Ricard SA	16,248	1,679,209
Sanofi SA	105,369	10,471,002
Societe Generale SA	21,387	1,161,983
Sodexo SA	24,696	1,706,299
Teleperformance SE	26,996	2,729,309
TotalEnergies SE	217,069	12,732,693
Vinci SA	48,239	6,893,179
(Cost $47,475,603)		50,962,618
Germany 3.0%
Bayer AG (Registered)	75,110	2,109,491
Deutsche Post AG	25,671	1,147,562
Deutsche Telekom AG (Registered)	96,879	3,660,842
HOCHTIEF AG	6,791	1,249,157
Siemens AG (Registered)	18,839	4,530,560
TUI AG*	132,812	1,109,597
(Cost $12,941,040)		13,807,209
Hong Kong 1.8%
Hong Kong & China Gas Co., Ltd.	3,568,000	3,139,763
Yue Yuen Industrial Holdings Ltd.	3,453,000	5,205,196
(Cost $8,575,275)		8,344,959

Ireland 2.1%
DCC PLC	124,809	7,795,959
James Hardie Industries PLC (CDI)*	76,599	1,749,875
(Cost $9,794,313)		9,545,834
Israel 0.5%
Teva Pharmaceutical Industries Ltd. (ADR)* (Cost $1,053,490)	128,545	2,156,985
Italy 4.7%
Enel SpA	203,809	1,870,990
Intesa Sanpaolo SpA	1,537,791	8,573,277
UniCredit SpA	177,862	11,422,486
(Cost $11,063,770)		21,866,753
Japan 24.7%
ANA Holdings, Inc.	74,700	1,483,150
Astellas Pharma, Inc.	911,700	9,053,958
Central Japan Railway Co.	75,200	1,651,949
Denso Corp.	125,300	1,708,023
Dentsu Group, Inc. (a)	182,400	3,957,419
Kansai Electric Power Co., Inc.	304,500	3,472,563
Komatsu Ltd.	431,600	13,263,388
Mitsui OSK Lines Ltd.	220,200	7,842,698
Nitto Denko Corp.	431,500	7,933,099
Ono Pharmaceutical Co., Ltd.	1,006,400	10,949,089
Osaka Gas Co., Ltd.	52,600	1,342,644
Otsuka Holdings Co., Ltd.	83,600	4,270,197
Sekisui House Ltd.	214,300	4,889,307
Shin-Etsu Chemical Co., Ltd.	63,600	2,051,271
Shionogi & Co., Ltd.	1,144,900	19,159,242
Subaru Corp.	460,800	8,579,056
Suzuki Motor Corp.	366,900	4,723,460
Takeda Pharmaceutical Co., Ltd.	168,200	5,042,669
Tokyo Electron Ltd.	6,900	1,102,887
Toyota Motor Corp.	74,700	1,437,467
(Cost $106,301,529)		113,913,536
Luxembourg 3.8%
ArcelorMittal SA	229,441	6,961,063
Tenaris SA	623,067	10,449,206
(Cost $15,476,762)		17,410,269
Singapore 4.4%
Oversea-Chinese Banking Corp., Ltd.	842,200	10,598,105
United Overseas Bank Ltd.	91,100	2,501,145
Venture Corp. Ltd.	852,000	7,312,766
(Cost $18,078,931)		20,412,016
Spain 5.4%
Banco Bilbao Vizcaya Argentaria SA	769,447	11,541,163
Banco Santander SA	1,673,487	13,360,032
(Cost $14,426,818)		24,901,195

Sweden 2.5%
Skandinaviska Enskilda Banken AB "A"	95,042	1,585,694
Volvo AB "B"	352,636	9,780,578
(Cost $9,937,510)		11,366,272
Switzerland 7.1%
Holcim AG	66,280	7,330,262
Nestle SA (Registered)	51,632	5,501,976
Novartis AG (Registered)	68,502	7,826,541
Roche Holding AG (Genusschein)	37,719	12,168,158
(Cost $27,645,954)		32,826,937
United Kingdom 18.8%
Barclays PLC	1,094,511	4,829,605
British American Tobacco PLC	371,292	16,678,670
easyJet PLC	243,747	1,892,312
GSK PLC	375,548	7,625,335
HSBC Holdings PLC	1,276,780	15,021,386
Imperial Brands PLC	348,231	13,184,206
International Consolidated Airlines Group SA	579,479	2,546,061
ITV PLC	7,540,938	7,925,017
Lloyds Banking Group PLC	3,010,864	3,131,761
NatWest Group PLC	520,827	3,681,307
Reckitt Benckiser Group PLC	27,752	1,881,547
Rio Tinto PLC	137,460	8,152,796
(Cost $71,662,294)		86,550,003
United States 0.3%
Carnival PLC* (Cost $1,152,984)	55,482	1,150,832
Total Common Stocks (Cost $384,426,273)		446,408,324

Preferred Stocks 1.7%
Germany
Henkel AG & Co. KGaA (Cost $7,831,123)	99,466	7,959,918

Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.22% (b) (c) (Cost $7,120,161)	7,120,161	7,120,161

Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 4.34% (b) (Cost $2,569,196)	2,569,196	2,569,196

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $401,946,753)	100.7	464,057,599
Other Assets and Liabilities, Net	(0.7)	(3,173,070)
Net Assets	100.0	460,884,529
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2025 are as follows:
Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2025	Value ($) at 5/31/2025
Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.22% (b) (c)
5,890,000	1,230,161 (d)	—	—	—	97,985	—	7,120,161	7,120,161
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 4.34% (b)
1,477,627	37,629,317	36,537,748	—	—	68,865	—	2,569,196	2,569,196
7,367,627	38,859,478	36,537,748	—	—	166,850	—	9,689,357	9,689,357

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2025 amounted to $6,673,715, which is 1.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2025.

ADR: American Depositary Receipt
CDI: Chess Depositary Interest
At May 31, 2025 the DWS CROCI® International Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Financials	108,594,996	24%
Health Care	90,832,668	20%
Industrials	62,805,861	14%
Consumer Staples	48,094,968	10%
Materials	44,539,903	10%
Consumer Discretionary	30,509,237	7%
Energy	23,181,899	5%
Utilities	18,723,855	4%
Communication Services	15,543,278	3%
Information Technology	11,541,578	2%
Total	454,368,243	99%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$10,361,538	$—	$—	$10,361,538
Austria	6,597,895	—	—	6,597,895
Belgium	1,209,441	—	—	1,209,441
Denmark	—	5,067,728	—	5,067,728
Finland	7,956,304	—	—	7,956,304
France	50,962,618	—	—	50,962,618
Germany	13,807,209	—	—	13,807,209
Hong Kong	8,344,959	—	—	8,344,959
Ireland	9,545,834	—	—	9,545,834
Israel	2,156,985	—	—	2,156,985
Italy	21,866,753	—	—	21,866,753
Japan	113,913,536	—	—	113,913,536
Luxembourg	17,410,269	—	—	17,410,269
Singapore	20,412,016	—	—	20,412,016
Spain	24,901,195	—	—	24,901,195
Sweden	11,366,272	—	—	11,366,272
Switzerland	32,826,937	—	—	32,826,937
United Kingdom	86,550,003	—	—	86,550,003
United States	1,150,832	—	—	1,150,832
Preferred Stocks	7,959,918	—	—	7,959,918
Short-Term Investments (a)	9,689,357	—	—	9,689,357
Total	$458,989,871	$5,067,728	$—	$464,057,599

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DCIF-PH3